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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-08718

                                    IPS Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                            9111 CrossPark Dr. E-120
                            Knoxville, TN               37923
--------------------------------------------------------------------------------
            (Address of principal executive offices)    (Zip code)


                        CITCO Mutual Fund Services, Inc.

                       83 General Warren Blvd., Suite 200

                                Malvern, PA 19355
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-232-9142

Date of fiscal year end:  11/30/2004

Date of reporting period: 8/31/2004

ITEM 1. SCHEDULE OF INVESTMENTS.

                                 THE IPS iFUND
                            SCHEDULE OF INVESTMENTS
                          AUGUST 31, 2004 (UNAUDITED)

COMMON STOCKS - 68.97%                                                           MARKET
                                                         SHARES                  VALUE
                                                  --------------------  ------------------------
CONSUMER DISCRETIONARY - 8.75%
Cadbury Schweppes Plc ADR - United Kingdom                         25   $                   816
CBRL Group, Inc.                                                   60                     1,913
Lancaster Colony Corp.                                             40                     1,651
Regal Entertainment Group                                         105                     1,934
                                                                        ------------------------
                                                                                          6,314
                                                                        ------------------------
ENERGY - 3.48%
Suncor Energy, Inc.                                                90                     2,513
                                                                        ------------------------

FINANCIALS - 7.04%
AFLAC, Inc.                                                        45                     1,805
American International Group, Inc.                                 46                     3,277
                                                                        ------------------------
                                                                                          5,082
                                                                        ------------------------

HEALTH CARE - 18.80%
Amgen, Inc. *                                                      13                       770
Health Net, Inc.*                                                  90                     2,335
Kindred Healthcare, Inc.*                                          92                     2,379
Kyphon, Inc.*                                                      60                     1,340
Medquist, Inc.*                                                   210                     2,247
Serona SA ADR - Switzerland                                       110                     1,752
Sunrise Assisted Living, Inc*                                      50                     1,771
Wellpoint Health Networks, Inc.*                                   10                       982
                                                                        ------------------------
                                                                                         13,576
                                                                        ------------------------

INDUSTRIALS - 7.62%
Bandag, Inc.                                                       45                     2,059
Coinstar, Inc.*                                                   100                     1,972
Woodward Governor Co.                                              25                     1,470
                                                                        ------------------------
                                                                                          5,501
                                                                        ------------------------

INFORMATION TECHNOLOGY - 14.34%
Apple Computer, Inc.*                                              24                       828
Dell Computer Corp.*                                               45                     1,568
Electronic Arts, Inc.*                                             45                     2,240
ProQuest Co.*                                                      35                       851
Storage Technology Corp.*                                          80                     1,940
Volt Information Sciences, Inc.*                                  110                     2,928
                                                                        ------------------------
                                                                                         10,355
                                                                        ------------------------

MATERIALS - 3.03%
Goldcorp, Inc.*                                                   170                     2,186
                                                                        ------------------------

TELECOM SERVICES - 3.51%
Inet Technologies, Inc.*                                           40                       481
Optical Cable Corp.*                                              340                     1,136
Vodafone Group Plc ADR - United Kingdom                            40                       916
                                                                        ------------------------
                                                                                          2,533
                                                                        ------------------------

UTILITIES - 2.40%
FPL Group, Inc.                                                    25                     1,730
                                                                        ------------------------
TOTAL COMMON STOCK (COST $46,783)                                                        49,790
                                                                        ------------------------

   The accompanying notes are an integral part of these financial statements.

                                 THE IPS iFUND
                            SCHEDULE OF INVESTMENTS
                          AUGUST 31, 2004 (UNAUDITED)

                                                                                 MARKET
                                                       PRINCIPAL                 VALUE
                                                  --------------------  ------------------------
SHORT-TERM INVESTMENT - 31.03%
Federated Cash Trust Series II, Rate 0.15%(a)                  22,406   $                22,406
                                                                        ------------------------
TOTAL SHORT-TERM INVESTMENTS (COST $22,406)                                              22,406
                                                                        ------------------------

TOTAL INVESTMENTS (COST $69,190) - 100%                                                  72,196

OTHER ASSETS LESS LIABILITIES, NET - 0%                                                       1

                                                                        ------------------------
NET ASSETS - 100.00%                                                    $                72,197
                                                                        ========================

ADR - American Depository Receipts
(a) Variable rate security, the coupon rate shown represents the rate at August 31, 2004
* Non-income producing security

   The accompanying notes are an integral part of these financial statements.

                            THE IPS MILLENNIUM FUND
                            SCHEDULE OF INVESTMENTS
                          AUGUST 31, 2004 (UNAUDITED)

COMMON STOCKS - 64.60%                                                                  MARKET
                                                              SHARES                    VALUE
                                                      -----------------------  ------------------------
CONSUMER DISCRETIONARY - 11.22%
Eastman Kodak Co.                                                    140,000   $             4,141,200
Regal Entertainment Group                                            190,000                 3,499,800
                                                                               ------------------------
                                                                                             7,641,000
                                                                               ------------------------

CONSUMER STAPLES - 3.05%
Fresh Del Monte Produce, Inc.                                         80,000                 2,073,600
                                                                               ------------------------

ENERGY - 0.51%
TC Pipelines, LP                                                      10,000                   349,490
                                                                               ------------------------

FINANCIALS - 15.57%
AFLAC, Inc.                                                           80,000                 3,208,000
American International Group, Inc.                                    40,000                 2,849,600
Crawford & Co.                                                        30,000                   150,300
Phoenix Cos., Inc.                                                    40,000                   421,200
W.R. Berkley Corp.                                                    60,000                 2,422,800
Washington Mutual, Inc.                                               40,000                 1,553,200
                                                                               ------------------------
                                                                                            10,605,100
                                                                               ------------------------

HEALTH CARE - 10.64%
Health Net, Inc.*                                                     60,000                 1,556,400
Kindred Healthcare, Inc.*                                            120,000                 3,103,200
MedQuist, Inc. *                                                      10,000                   107,000
Sunrise Senior Living, Inc.*                                          70,000                 2,479,400
                                                                               ------------------------
                                                                                             7,246,000
                                                                               ------------------------

INFORMATION TECHNOLOGY - 4.27%
Storage Technology Corp.*                                            120,000                 2,910,000
                                                                               ------------------------

TELECOM SERVICES - 9.35%
CenturyTel, Inc.                                                     100,000                 3,219,000
Verizon Communications, Inc.                                          80,000                 3,140,000
                                                                               ------------------------
                                                                                             6,359,000
                                                                               ------------------------

UTILITIES - 9.99%
FPL Group, Inc.                                                       60,000                 4,152,000
National Fuel Gas Co.                                                 60,000                 1,606,800
TransCanada Corp.                                                     50,000                 1,044,500
                                                                               ------------------------
                                                                                             6,803,300
                                                                               ------------------------

                                                                               ------------------------
TOTAL COMMON STOCK (COST $43,669,790)                                                       43,987,490
                                                                               ------------------------

SHORT-TERM INVESTMENTS - 34.66%
Feberated Cash Trust Series II, Rate 0.15%(a)                     23,601,438                23,601,438
                                                                               ------------------------
TOTAL SHORT-TERM INVESTMENTS (COST $23,601,438)                                             23,601,438
                                                                               ------------------------

TOTAL INVESTMENTS (COST $67,271,228) - 99.26%                                               67,588,928

OTHER ASSETS LESS LIABILITIES, NET - 0.74%                                                     506,259

                                                                               ------------------------
NET ASSETS - 100.00%                                                           $            68,095,187
                                                                               ========================

(a) Variable rate security, the coupon rate shown represents the rate at August 31, 2004
* Non-income producing security

   The accompanying notes are an integral part of these financial statements.

                           THE IPS NEW FRONTIER FUND
                            SCHEDULE OF INVESTMENTS
                          AUGUST 31, 2004 (UNAUDITED)

COMMON STOCKS - 68.60%                                                                 MARKET
                                                                     SHARES            VALUE
                                                                ----------------   --------------
CONSUMER DISCRETIONARY - 18.80%
Eastman Kodak Co.                                                         4,000    $     118,320
National Presto Industries, Inc.                                          6,000          244,200
Netflix, Inc.*                                                            1,000           13,950
Regal Entertainment Group                                                14,000          257,880
                                                                                   --------------
                                                                                         634,350
                                                                                   --------------
CONSUMER STAPLES - 7.18%
Coca-Cola Bottling Co.                                                    2,000          112,660
Fresh Del Monte Produce, Inc.                                             5,000          129,600
                                                                                   --------------
                                                                                         242,260
                                                                                   --------------
FINANCIALS - 15.03%
AFLAC, Inc.                                                               4,000          160,400
American International Group, Inc.                                        1,000           71,240
Crawford & Co.                                                           15,000           75,150
W.R. Berkley Corp.                                                        4,000          161,520
Washington Mutual, Inc.                                                   1,000           38,830
                                                                                   --------------
                                                                                         507,140
                                                                                   --------------
HEALTH CARE - 16.09%
Health Net, Inc.*                                                         7,000          181,580
Kindred Healthcare, Inc.*                                                 6,000          155,160
MedQuist, Inc. *                                                          6,000           64,200
Sunrise Senior Living, Inc.*                                              4,000          141,680
                                                                                   --------------
                                                                                         542,620
                                                                                   --------------
INFORMATION TECHNOLOGY - 5.75%
Storage Technology Corp.*                                                 8,000          194,000
                                                                                   --------------

MATERIALS - 1.72%
NL Industries, Inc.                                                       4,000           57,840
                                                                                   --------------

TELECOM SERVICES - 4.03%
CenturyTel, Inc.                                                          3,000           96,570
Verizon Communications, Inc.                                              1,000           39,250
                                                                                   --------------
                                                                                         135,820
                                                                                   --------------

                                                                                   --------------
TOTAL COMMON STOCK (COST $2,380,369)                                                   2,314,030
                                                                                   --------------

SHORT-TERM INVESTMENTS - 35.71%
Feberated Cash Trust Series II, Rate 0.15%(a)                         1,204,599        1,204,599
                                                                                   --------------
TOTAL SHORT-TERM INVESTMENTS (COST $1,204,599)                                         1,204,599
                                                                                   --------------

TOTAL INVESTMENTS (COST $3,584,968) - 104.31%                                          3,518,629
                                                                                   --------------

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (4.31)%                                    (145,303)

                                                                                   --------------
NET ASSETS - 100.00%                                                               $   3,373,326
                                                                                   ==============

(a) Variable rate security, the coupon rate shown represents the rate at August 31, 2004
* Non-income producing security

   The accompanying notes are an integral part of these financial statements.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a- 3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)IPS Funds

By /s/ Gregory D'Amico
  ------------------------------
       Gregory D'Amico

Date: October 18, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Gregory D'Amico
  -------------------------------
       Gregory D'Amico, President

Date: October 18, 2004

By /s/ Gregory D'Amico
  -------------------------------
       Gregory D'Amico, Treasurer

Date: October 18, 2004